Share capital (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended
	Feb. 06, 2025	Feb. 06, 2025	Sep. 30, 2025	Sep. 30, 2024
Issued Shares [Abstract]
Proceeds from issuing shares			$ 150,000	$ 0
Payments for share issue costs			$ 10,152	$ 0
Ordinary Shares [Member] | Public Offering [Member]
Issued Shares [Abstract]
Par value (in dollars per share)	$ 15	$ 15
Proceeds from issuing shares	$ 139,800	$ 139,800
Payments for share issue costs	$ 10,200	$ 10,200
Share issue from public offering [Abstract]
Number of outstanding shares - beginning balance (in shares)		52,028,145	52,028,145
Share issue from public offering (in shares)	10,000,000		10,000,000
Share option exercise (in shares)			1,250
Number of outstanding shares - ending balance (in shares)			62,029,395